Borrowings (Details 2) - Dec. 31, 2015 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2016	¥ 2,606,625	$ 402,393
2017	747,922	115,459
2018	771,325	119,072
2019	787,751	121,608
2020	96,900	14,959
Thereafter	2,000	309
Total	¥ 5,012,523	$ 773,800